Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents and short-term investments
Schedule of short-term investments

	December 31,	December 31,
	2021	2020
Cash equivalents and bank deposits in foreign currency (i)	15,722	10,586
Cash equivalents (ii)	59,865	75,344
Cash and cash equivalents	75,587	85,930

Investment funds (iii)	253,042	515,201
(i)	Short-term deposits (mainly proceeds from the IPO) maintained in U.S. dollar.
(ii)	Cash equivalents are comprised of short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value, readily convertible into cash.
(iii)	Short-term investments, decreased by the payment of these year Uniasselvi acquisition instalment (Note 17), correspond to financial investments in Investment Funds, with highly rated financial institutions. As of December 31, 2021, the average interest on these Investment Funds are 4.42% p.a., corresponding to 111.11% of CDI (December 31, 2020 - 3.99% p.a. –144.64% of CDI). Despite the fact these investments have high liquidity and have insignificant risk of changes in value, they do not qualify as cash equivalents given the nature of investment portfolio and their maturity. Due to the short-term nature of these investments, their carrying amount is the same as their fair value.